Stock Option Plans - Schedule of below is a summary of stock option activity (Detail) - $ / shares	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Beginning balance	222			237,000
Number of options, Granted			89		89,000		78,000
Ending balance	6,000		237,000		222	237,000
Number of options, Exercisable	4,000		101,000		116	101,000
Weighted Average Exercise Price, Exercised	$ 1,074.4		$ 32.92		$ 30.7
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Beginning balance		6,403,818		2,781,064
Number of options, Options assumed from Kintara upon merger closing				6,345
Number of options, Forfeited and canceled		(131,193)		(249,961)
Number of options, Exercised		(271,853)		(180,689)
Number of options, Granted		505,298		4,047,059
Ending balance		6,506,070	2,781,064	6,403,818		2,781,064
Number of options, Exercisable		2,312,493		2,270,626
Beginning balance		$ 5.11		$ 2.97
Weighted Average Exercise Price, Options assumed from Kintara upon merger closing				1,074.4
Weighted Average Exercise Price, Forfeited and canceled		3.69		3.53
Weighted Average Exercise Price, Exercised		2.09		2.66
Weighted Average Exercise Price, Granted		3.39		4.76
Ending balance		5.13	$ 2.97	5.11		$ 2.97
Weighted Average Exercise Price, Exercisable		$ 5.99		$ 5.83
Weighted Average Contractual Life, Options assumed from Kintara upon merger closing				6 years 10 months 28 days
Weighted Average Contractual Life, Outstanding		7 years 3 months 7 days		7 years 5 months 8 days		4 years 5 months 4 days
Weighted Average Contractual Life, Exercisable		3 years 7 months 17 days		3 years 3 months 18 days